Label	Element	Value
International Growth and Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	International Growth and Income Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 35 of the prospectus and on page 76 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	44.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The fund invests primarily in stocks of companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in issuers whose securities are listed primarily on exchanges outside the United States, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and securities held as collateral issued by U.S. issuers. The fund therefore expects to be invested in various (but no fewer than three) countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	The fund invests primarily in stocks of companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in issuers whose securities are listed primarily on exchanges outside the United States, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and securities held as collateral issued by U.S. issuers. The fund therefore expects to be invested in various (but no fewer than three) countries outside the United States.The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	The fund currently intends to invest at least 90% of its assets in issuers whose securities are listed primarily on exchanges outside the United States, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and securities held as collateral issued by U.S. issuers.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	capitalgroup.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	oef_BarChartHeading	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	(Class F-2 shares are not subject to sales charges.)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 19.44% (quarter ended December 31, 2020)

Lowest -25.71% (quarter ended March 31, 2020)

The fund's total return for the six months ended June 30, 2026, was 12.36%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The fund's total return for the six months ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	12.36%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	19.44%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(25.71%)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2025:
Thirty Day Yield Caption [Optional Text]	oef_ThirtyDayYieldCaption	Class F-2 annualized 30-day yield at June 30, 2026:
Thirty Day Yield Phone	oef_ThirtyDayYieldPhone	(800) 421-4225
Thirty Day Yield	oef_ThirtyDayYield	2.05%
International Growth and Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
International Growth and Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
International Growth and Income Fund | Market conditions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

International Growth and Income Fund | Issuer risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

International Growth and Income Fund | Investing outside the United States [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, auditing, financial reporting, accounting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

International Growth and Income Fund | Investing in emerging markets [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

International Growth and Income Fund | Investing in growth-oriented stocks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

International Growth and Income Fund | Investing in income-oriented stocks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

International Growth and Income Fund | Management [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

International Growth and Income Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 660
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	840
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,035
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,597
International Growth and Income Fund | Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,922
International Growth and Income Fund | Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,922
International Growth and Income Fund | Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,432
International Growth and Income Fund | Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,073
International Growth and Income Fund | Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 726
International Growth and Income Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 264
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,716
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,716
International Growth and Income Fund | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,120
International Growth and Income Fund | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 798
International Growth and Income Fund | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 439
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	831
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,419
International Growth and Income Fund | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 270
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,495
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,495
International Growth and Income Fund | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,363
International Growth and Income Fund | Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 665
International Growth and Income Fund | Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,601
International Growth and Income Fund | Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 847
International Growth and Income Fund | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 665
International Growth and Income Fund | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 774
International Growth and Income Fund | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 726
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	32.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.30%
Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	27.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.17%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	34.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.84%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	34.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.71%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	34.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.20%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.54%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.86%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.14%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.51%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	2.43%
Annual Return [Percent]	oef_AnnlRtrPct	26.32%
Annual Return [Percent]	oef_AnnlRtrPct	(14.19%)
Annual Return [Percent]	oef_AnnlRtrPct	27.42%
Annual Return [Percent]	oef_AnnlRtrPct	8.06%
Annual Return [Percent]	oef_AnnlRtrPct	10.00%
Annual Return [Percent]	oef_AnnlRtrPct	(15.25%)
Annual Return [Percent]	oef_AnnlRtrPct	15.59%
Annual Return [Percent]	oef_AnnlRtrPct	3.57%
Annual Return [Percent]	oef_AnnlRtrPct	35.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.79%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	32.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.90%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.05%
Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	30.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.26%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.23%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	34.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.24%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2008
Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.69%
Performance Inception Date	oef_PerfInceptionDate	May 01, 2009
Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	34.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.44%
Performance Inception Date	oef_PerfInceptionDate	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.24%
Performance Inception Date	oef_PerfInceptionDate	Nov. 20, 2015
Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.18%
Performance Inception Date	oef_PerfInceptionDate	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.74%
Performance Inception Date	oef_PerfInceptionDate	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.79%
Performance Inception Date	oef_PerfInceptionDate	Oct. 30, 2020

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.